Consolidated Balance Sheets (10-K) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,040,000	$ 3,329,000
Restricted cash	1,919,000	2,118,000
Accounts receivable, net of allowance for doubtful accounts of $518 and $323 (variable interest entity restricted $2,505 at December 31, 2012)	3,487,000	3,702,000
Inventories	1,994,000	2,297,000
Deferred tax asset	234,000	159,000
Income and operating taxes recoverable	1,167,000	1,659,000
Deposits and other current assets	975,000	1,049,000
Note receivable, current portion	0	700,000
Total current assets	10,816,000	15,013,000
Property, net (variable interest entity restricted, $5,757 at December 31, 2012)	28,457,000	27,995,000
Goodwill	4,773,000	5,240,000
Intangible assets, net	2,575,000	3,928,000
Other long-term assets	385,000	56,000
Total assets	47,006,000	52,232,000
Current liabilities:
Accounts payable	3,021,000	2,995,000
Accrued expenses	4,509,000	4,202,000
Current maturities of debt	8,003,000	6,792,000
Pre-petition liabilities	0	1,615,000
Total current liabilities	15,533,000	15,604,000
Long-term liabilities:
Long-term debt, less current portion	11,581,000	7,933,000
Deferred tax liability	1,674,000	3,767,000
Derivative warrant liabilities	4,520,000	1,296,000
Total liabilities	33,308,000	28,600,000
Commitments and contingencies
Temporary Equity: Redeemable noncontrolling interest in Nutra SA	9,262,000	9,918,000
Equity attributable to RiceBran Technologies shareholders:
Preferred stock, 20,000,000 shares authorized and none issued	0	0
Common stock, no par value, 2,500,000 shares authorized, 1,038,080 and 1,006,323 shares issued and outstanding	210,396,000	209,613,000
Accumulated deficit	(204,420,000)	(194,911,000)
Accumulated other comprehensive loss	(1,540,000)	(988,000)
Total equity (deficit) attributable to RiceBran Technology shareholders	4,436,000	13,714,000
Total liabilities, temporary equity and equity	$ 47,006,000	$ 52,232,000